Investments - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Gross amounts recognized	$ (421)	$ (564)
Gross amounts not offset, Financial instruments	439	577
Net amount	$ 18	$ 13